EMPLOYEE BENEFIT PLANS	12 Months Ended
Dec. 31, 2018
Retirement Benefits [Abstract]
EMPLOYEE BENEFIT PLANS
11.	EMPLOYEE BENEFIT PLANS

The Group provides defined contribution plans for its employees in Macau. Certain executive officers of the Group are members of defined contribution plan in Hong Kong operated by Melco. During the years ended December 31, 2018, 2017 and 2016, the Group’s contributions into these plans were $(324), $85 and $11, respectively.